Debt - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended				12 Months Ended				12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 22, 2013	Dec. 31, 2013 Revolving Credit Facility [Member]	Dec. 31, 2012 Revolving Credit Facility [Member]	Dec. 31, 2013 2011 Second Lien Term Loan [Member]	Dec. 31, 2013 2013 Secured Credit Facility [Member]	Dec. 31, 2013 Term Loan [Member]	Dec. 31, 2012 Term Loan [Member] 2011 Second Lien Term Loan [Member]	Oct. 31, 2012 Term Loan [Member] 2011 Second Lien Term Loan [Member]	Dec. 31, 2012 Term Loan [Member] 2011 First lien term loan [Member]	Dec. 31, 2013 Term Loan [Member] 2011 First lien term loan [Member]	Nov. 30, 2012 Term Loan [Member] 2011 First lien term loan [Member]	Dec. 31, 2012 Term Loan [Member] 2011 First lien term loan [Member] Revolving Credit Facility [Member]	Dec. 31, 2013 Term Loan [Member] 2013 Term Loan [Member]	Dec. 31, 2012 Term Loan [Member] 2013 Term Loan [Member]	Dec. 31, 2013 Term Loan [Member] 2012 Term Loan [Member]	Dec. 31, 2012 Term Loan [Member] 2012 Term Loan [Member]	Dec. 31, 2013 4.5% Convertible Senior Subordinated Notes [Member]	Dec. 31, 2012 4.5% Convertible Senior Subordinated Notes [Member]	Oct. 31, 2012 4.5% Convertible Senior Subordinated Notes [Member]	Dec. 31, 2013 Senior Notes [Member]	Dec. 31, 2012 Senior Notes [Member]	Dec. 31, 2013 Master Repurchase Agreements [Member]	Dec. 31, 2012 Master Repurchase Agreements [Member]	Dec. 31, 2013 Master Repurchase Agreements [Member] Minimum [Member]	Dec. 31, 2013 Master Repurchase Agreements [Member] Maximum [Member]
Schedule Of Debt [Line Items]
Effective interest rate of liability component of Convertible Notes includes the amortization of discount and debt issuance costs	5.90%	10.34%			5.90%	10.34%																		10.60%	10.60%
Total Debt, Weighted-Average Stated Interest Rate											12.50%									4.75%			5.75%	4.50%	4.50%		7.875%		2.85%	4.26%
Aggregate principal amount of unsecured senior notes									$ 90,000,000				$ 1,500,000,000		$ 265,000,000		$ 700,000,000	$ 500,000,000		$ 1,075,000,000				$ 290,000,000		$ 290,000,000	$ 575,000,000
Debt instrument stated interest rate																								4.50%		4.50%	7.875%
Outstanding line of credit facility									125,000,000																				2,300,000,000
Debt issuance cost																			14,300,000	5,400,000				6,800,000
Amortized discount on debt										11,700,000														8,800,000	1,600,000
General and administrative expenses																				6,400,000
Issue discount on term loan												23,000,000
Line of credit facility sub limit									25,000,000
Line of credit, outstanding									300,000
Line of credit remaining borrowing capacity									124,700,000
Revolving credit percentage									0.50%
Loss on extinguishment	(12,500,000)	(48,600,000)			(12,489,000)	(48,579,000)	95,000							43,400,000		5,200,000						12,500,000
Interest rate terms																								The Convertible Notes will pay interest semi-annually on May 1 and November 1, commencing on May 1, 2013, at a rate of 4.50% per year			The Senior Notes pay interest semi-annually on June 15 and December 15, commencing on June 15, 2014, at a rate of 7.875% per year		The interest rates on the facilities are primarily based on London Interbank Offered Rates, or LIBOR, plus between 2.25% and 3.50%
Debt instrument maturity date													Dec. 18, 2020											Nov. 01, 2019			Dec. 15, 2021		Sep. 30, 2014
Proceeds from Senior Notes			0	1,012,713,000	3,106,263,000	957,037,000	720,700,000																				561,300,000
Conversion rate for convertible debt					17.0068
Principal amount of convertible notes for conversion					1,000
Convertible conversion price	$ 58.80				$ 58.80
Premium percentage over share price					40.00%
Common stock offering price due to debt conversion								$ 42.00
Proceeds from Convertible Notes						280,400,000
Repayment and termination amount of debt outstanding			8,893,000	39,124,000	362,931,000	75,292,000	24,277,000							265,000,000
Discount on issuance of debt																								84,500,000
Deferred tax liability	27,969,000	32,384,000			27,969,000	32,384,000
Additional paid-in capital						48,697,000
Additional paid-in capital, issuance cost																								2,700,000
Interest expense																								22,400,000	4,200,000
Unamortized discount on debt																								74,100,000
Debt discount amortization period																								5 years 9 months 18 days
Interest Rate Spread													3.75%																		2.25%	3.50%
Residential loans pledged as collateral																													$ 1,100,000,000